Acquisitions, Divestitures and Related Transactions (Summary of Preliminary Assets And LiabilityAcquired) (Details) - USD ($) $ in Millions		Nov. 01, 2016	Aug. 29, 2014	Jul. 01, 2014	Mar. 21, 2014
Susser Merger [Member]
Business Acquisition [Line Items]
Total current assets			$ 446
Property, plant and equipment			1,069
Intangible assets			611
Goodwill(1)	[1]		1,734
Other non-current assets			17
Total assets acquired (excluding cash)			3,877
Total current liabilities			377
Long-term debt, less current maturities			564
Deferred income taxes			488
Other non-current liabilities			39
Noncontrolling interest			626
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			2,094
Business Combination, Cost of Acquired Entity, Purchase Price			1,783
Total consideration, net of cash received			1,716
Cash received			$ 67
PVR Acquisition [Member]
Business Acquisition [Line Items]
Total current assets					$ 149
Property, plant and equipment					2,716
Investment in unconsolidated affiliates					62
Intangible assets					2,717
Goodwill(1)					370
Other non-current assets					18
Total assets acquired (excluding cash)					6,032
Total current liabilities					168
Long-term debt, less current maturities					1,788
Premium related to senior notes					99
Other non-current liabilities					30
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					2,085
Business Combination, Cost of Acquired Entity, Purchase Price					$ 3,947
Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Total current assets				$ 120
Property, plant and equipment				1,295
Goodwill(1)				49
Other non-current assets				4
Total assets acquired (excluding cash)				1,468
Total current liabilities				116
Long-term debt, less current maturities				499
Other non-current liabilities				12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				627
Total consideration, net of cash received				$ 841
PennTex Acquisition [Member]
Business Acquisition [Line Items]
Total current assets		$ 34
Property, plant and equipment		393
Intangible assets		446
Goodwill(1)		177
Total assets acquired (excluding cash)		1,050
Total current liabilities		6
Long-term debt, less current maturities		164
Other non-current liabilities		17
Noncontrolling interest		236
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		423
Business Combination, Cost of Acquired Entity, Purchase Price		627
Total consideration, net of cash received		606
Cash received		$ 21

[1]	(1) None of the goodwill is expected to be deductible for tax purposes